Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
From time to time, we have transactions with other companies in which we hold an interest, all of which are individually and in the aggregate immaterial, as summarized in the table below.
Net sales to related parties for the years ended December 31, 2020, 2019, and 2018 are as follows:

(in thousands)	2020	2019	2018
Net sales	$6,025	$20,002	$23,358
Net sales with related parties primarily reflects our ventures in China including our partnership to externalize the HPV test franchise for cervical cancer screening in China as well as our joint venture with Sichuan Maccura Biotechnology Co., Ltd which was terminated in conjunction with the 2019 restructuring activities discussed further in Note 6 "Restructuring and Impairments" which also details related party restructuring charges.
As of December 31, 2020 and 2019 balances with related parties are as follows:

(in thousands)	2020	2019
Accounts receivable	$3,961	$7,589
Prepaid expenses and other current assets	$25,429	$13,697
Other long-term assets	$9,594	$16,830
Accounts payable	$4,050	$1,775
Accrued and other current liabilities	$1,380	$15,404
Prepaid expenses and other current assets include supplier advances from companies with which we have an investment or partnership interest. As of December 31, 2019, this also included short-term loan receivables that were collected during 2020.
During 2018, we purchased a convertible note for $15.0 million from a privately held company due in December 2021. During 2020, we purchased an additional convertible note from the same company for $10.0 million due in August 2023. Both notes bear interest at 8%. In the event the company goes public, the notes will convert into common shares in the company ranking pari passu with existing common shares. As of December 31, 2020, $17.1 million is included in prepaid expenses and other current assets and $9.0 million is included in other long-term assets in the accompanying consolidated balance sheets related to the principal, accrued interest and allowance for credit loss upon adoption of ASC 326 on January 1, 2020. As of December 31, 2019, $16.3 million is included in other long-term assets related to the principal and accrued interest due from this company related to the convertible note.
In connection with the 2019 Restructuring further discussed in Note 6 "Restructuring and Impairments", we entered into an agreement with a non-publicly traded company considered a related party to reduce future purchase commitments. As of December 31, 2019 due to this agreement, $12.8 million was included in accrued and other current liabilities in the accompanying consolidated balance sheet. Payment occurred during the year ended December 31, 2020.